ORGANIZATION	6 Months Ended
Jun. 30, 2026
ORGANIZATION
ORGANIZATION

1. ORGANIZATION

SL Science Holding Limited (the “Company” or “SL Science”) was incorporated in the Cayman Islands as an exempted company limited by shares on March 18, 2025, and wholly-owned by SL BIO Ltd., a Cayman Islands exempted company limited by shares (“SL Bio”). The Company has not commenced any operations since its formation. The Company was incorporated solely for the purpose of completing the transactions contemplated by the Business Combination Agreement and Plan of Reorganization, dated May 9, 2025 (as may be further amended, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”).

The parties to the Business Combination Agreement include (i) the Company, (ii) Horizon Space Acquisition II Corp., a Cayman Islands exempted company limited by shares (“HSPT”), (iii) CW Mega Limited, a Cayman Islands exempted company limited by shares and a wholly-owned subsidiary of the Company (“Merger Sub I”), (iv) WW Century Limited, a Cayman Islands exempted company limited by shares and a wholly-owned subsidiary of the Company (“Merger Sub II”), and (v) SL Bio, pursuant to which, among other things, (i) Merger Sub I will merge with and into HSPT, with HSPT as the surviving entity and a wholly-owned subsidiary of the Company (the “First Merger”), and (ii) following the First Merger, Merger Sub II will merge with and into SL Bio, with SL Bio as the surviving entity and a wholly-owned subsidiary of the Company (the “Second Merger,” and together with the First Merger and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

On June 12, 2026, Merger Sub I merged with and into HSPT, with HSPT continuing as the surviving company and becoming a wholly owned subsidiary of the Company. Each issued and outstanding ordinary share of HSPT (other than redeeming and dissenting shares) was automatically cancelled and converted into the right to receive one Company’s ordinary share. In connection with the First Merger, 3,502,404 HSPT ordinary shares were redeemed and cancelled, while the remaining non-redeeming shares were converted into Company’s ordinary shares.

On the same day, Merger Sub II merged with and into SL Bio, with SL Bio continuing as the surviving company and becoming a wholly owned subsidiary of the Company. Each issued and outstanding ordinary share of SL Bio was automatically cancelled and converted into the right to receive newly issued Company’s ordinary shares based on the exchange ratio set forth in the Business Combination Agreement. In aggregate, 556,800,000 Company’s ordinary shares were issued to SL Bio shareholders. Upon completion of the Second Merger, the authorized share capital of SL Bio was reclassified to $500,000 divided into 500,000,000 shares of par value of $0.001 each.

Following the effective time of the First Merger and Second Merger, the Company’s has authorized shares of 4,950,000,000, ordinary shares of par value $0.00001 each and 50,000,000 preferred shares of par value $0.00001 each. The issued and outstanding ordinary shares of the Company was 559,979,740 ordinary shares of par value $0.00001 each as of June 12, 2026. As a result of Business Combination, SL Bio and HSPT each became wholly owned subsidiaries of the Company following the merger. The Company and its subsidiaries are collectively referred as the “Group”.

In addition, in connection with the Business Combination, on March 24, 2026, the Company entered into subscription agreements with certain investors for PIPE Financing of 780,000 units at $10.00 per unit for aggregate gross proceeds of $7,800,000. Each unit consists of one Company’s ordinary share and one preferred share, with each preferred share convertible into one-third of one Company’s ordinary share six months following the closing of Business Combination. As a result, as of June 12, 2026, The Company’s issued and outstanding preferred shares and ordinary shares was 780,000 preferred shares of par value $0.00001 each and 560,759,740 ordinary shares of par value $0.00001 each respectively.

1. ORGANIZATION (cont.)

The transaction was accounted for as a reverse recapitalization with SL Science being the accounting acquirer and HSPT as the acquired company for accounting purposes. SL Bio was determined to be the accounting acquirer since SL Bio’s shareholders prior to the Business Combination had the greatest voting interest in the combined entity, SL Bio and its subsidiary comprised the ongoing operations, had the go-forward senior management, and the SL Bio shareholders were to control the board of directors and have a majority of the voting power of SL Science. Accordingly, for accounting purposes, the financial statements after the closing of the Business Combination represent a continuation of the financial statements of SL Bio, with the Business Combination treated as the equivalent of issuing shares for the net assets of HSPT, accompanied by a recapitalization. The net assets of HSPT are stated at historical cost, with no goodwill or other intangible assets recorded. Additionally, the shares and corresponding capital amounts and losses per share, prior to the Business Combination have been retrospectively restated base on shares reflecting the exchange ratio established in Business Combination Agreement.

On June 15, 2026, the Ordinary Shares of the Company began trading on the NASDAQ under the symbol “SLBT”.

As of the date of this unaudited interim consolidated financial statements, the Company has direct and indirect interests in the following subsidiaries:

				% of
	Date of	Place of		Equity	Principal
Name of Entity	Incorporation	Incorporation	Shareholders	Ownership	Activities
SL Bio Limited	March 18, 2024	Cayman	SL Science	100%	Holding
SL Bio Co., Ltd (“SL Bio Taiwan”)	July 21, 2022	the Republic of China (“ROC” or “Taiwan”)	SL Bio	100%	research, development and sales of exosome products
Horizon Space Acquisition II Corp	March 21, 2023	Cayman	SL Science	100%	Inactive

Liquidity

As of June 30, 2026, the Group had approximately $8.3 million of cash and cash equivalents and working capital of approximately $6.7 million. The Group has recurring net losses and negative cash flows from operations for the six months ended June 30, 2026, which may raise concerns regarding its ability to meet short-term obligations. The Group will continue incur net losses and negative cash flows from operating activities for the foreseeable future as the Group will need additional funds for the research and development of CD-19 Armed-T products and GDT cell therapy products. The Group’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to generate net income for the foreseeable future.

The Group has developed plans to alleviate these unfavorable conditions, included improving its profitability, and obtaining debt financing and loans from existing shareholders for additional funding to meet its operating needs. The management believe that the above financing could provide sufficient fundings for the Group to meet the obligations as they become due for at least twelve months from the date of this unaudited interim consolidated financial statement.